Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Long-Term Investments [Line Items]
Total Long-term investments	$ 12,583,599	$ 13,012,340
Huashang Micro Finance Co. [Member]
Schedule of Long-Term Investments [Line Items]
Total Long-term investments	5,236,540	5,414,957
Longwan Rural Commercial Bank [Member]
Schedule of Long-Term Investments [Line Items]
Total Long-term investments	6,198,685	6,409,883
Wenzhou Longlian Development Co., Ltd [Member]
Schedule of Long-Term Investments [Line Items]
Total Long-term investments	$ 1,148,374	$ 1,187,500